Share based compensation - Restricted Stock Unit Activity (Details) - shares		1 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)			525,210	373,700	0
Granted (in shares)			937,970	162,560	373,700
Adjustment (in shares)	[1]	1,571,250
Forfeited (in shares)			(60,200)	(11,050)	0
Outstanding at end of year (in shares)		1,402,980	1,402,980	525,210	373,700
North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Adjustment (in shares)			1,571,251
North Atlantic Drilling | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)			253,870	278,778	0
Granted (in shares)			1,587,719	0	278,778
Adjustment (in shares)				0	0
Forfeited (in shares)			(95,755)	(24,908)	0
Outstanding at end of year (in shares)		174,583	174,583	253,870	278,778

[1]	Adjustment relates to the reverse stock split for NADL units, as discussed above